Senior Convertible Notes and Warrants, and Subordinated Notes and Warrants (Details 3) (USD $)	Jun. 30, 2014	Dec. 31, 2013
Senior Convertible Notes and Warrants, and Subordinated Notes and Warrants [Line Items]
Embedded note conversion feature		$ 32
Warrant liability	2,132,489	518,433
Fair Value, Inputs, Level 1 [Member]
Senior Convertible Notes and Warrants, and Subordinated Notes and Warrants [Line Items]
Embedded note conversion feature		0
Warrant liability		0
Fair Value, Inputs, Level 2 [Member]
Senior Convertible Notes and Warrants, and Subordinated Notes and Warrants [Line Items]
Embedded note conversion feature		0
Warrant liability		0
Fair Value, Inputs, Level 3 [Member]
Senior Convertible Notes and Warrants, and Subordinated Notes and Warrants [Line Items]
Embedded note conversion feature		32
Warrant liability	$ 2,132,489	$ 518,433